Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Raw materials	$ 85		$ 96
Work in progress	29		21
Finished goods	472		710
Inventory, net	$ 586		$ 401
ZHEJIANG TIANLAN
Raw materials | ¥		¥ 5,742		¥ 11,963
Finished goods | ¥		13		0
Inventory, net | ¥		¥ 5,755		¥ 11,963